Commitments and Contingencies	12 Months Ended
Apr. 28, 2012
Commitments and Contingencies
16.	Commitments and Contingencies

The Company leases retail stores, warehouse facilities, office space and equipment. Substantially all of the B&N Retail stores are leased under noncancelable agreements which expire at various dates through 2036 with various renewal options for additional periods. The agreements, which have been classified as operating leases, generally provide for both minimum and percentage rentals and require the Company to pay insurance, taxes and other maintenance costs. Percentage rentals are based on sales performance in excess of specified minimums at various stores.

B&N College’s contracts are typically for five to ten years, although some extend beyond ten years. Many contracts have a 90 to 120 day cancellation right by B&N College, or by the college or university, without penalty.

Rental expense under operating leases is as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Minimum rentals	$382,386	394,199	363,373
Percentage rentals	107,127	102,735	40,324

	$489,513	496,934	403,697

Future minimum annual rentals, excluding percentage rentals, required under B&N Retail leases that had initial, noncancelable lease terms greater than one year, and under B&N College leases as of April 28, 2012 are:

Fiscal Year	(a)
2013	$405,484
2014	357,907
2015	287,659
2016	238,840
2017	193,447
After 2017	464,397

$1,947,734

(a)	Includes B&N College capital lease obligations of $1,005, $1,000, $744, $234, $20 and $0 for 2013, 2014, 2015, 2016, 2017 and after 2017, respectively.

The Company provides for minimum rent expense over the lease terms (including the build-out period) on a straight-line basis. The excess of such rent expense over actual lease payments (net of tenant allowances) is reflected primarily in other long-term liabilities in the accompanying balance sheets.

On June 26, 2008, the Company exercised its purchase option under a lease on one of its distribution facilities located in South Brunswick, New Jersey from the New Jersey Economic Development Authority. Under the terms of the lease expiring in June 2011, the Company purchased the distribution facility and equipment for approximately $21,000. Subsequently, on December 29, 2011, the Company sold the distribution facility in South Brunswick, New Jersey for $18,000, which resulted in a loss of $2,178.